Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination
Reconciliation of consolidated statement of cash flows and consolidated statement of changes in equity (Details)

Dollars in thousands	Recapitalization
Cash - Seaport's trust and cash, net of redemptions	$20,405
Cash - PIPE financing	50,000
Cash - Backstop agreement	20,159
Less: Transaction costs paid at close	(13,139)
Net Business Combination	77,425
Plus: Tax impact, net	4,442
Less: Additional capitalized transaction costs	(1,387)
Less: Warrant liability assumed	(21,297)
Net contribution from Business Combination	$59,183

Schedule of number of shares issued on consummation of business

	Class A	Class B
	Common	Common
	Stock	Stock
Seaport common stock outstanding prior to Business Combination	14,375,000	—
Less: redemption of Seaport shares	(12,346,223)	—
Ordinary shares of Seaport	2,028,777	—
Seaport sponsor shares	3,593,750	—
Shares issued in PIPE financing	5,000,000	—
Shares issued pursuant to Backstop Agreement	1,995,989	—
Shares to Redwood Holdco shareholders	—	32,770,000
Total shares of common stock outstanding immediately after the Business Combination	12,618,516	32,770,000